December 29, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	CRM Mutual Fund Trust (the “Trust”)
File Nos. 333-123998 and 811-21749

Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information dated December 22, 2008, does not differ from that contained in Post-Effective Amendment No. 11 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 22, 2008 (Accession No. 0001193125-08-258262).

Any questions with respect to this filing should be directed to my attention at (617) 338-4919.

Very truly yours,

/s/ Timothy Darnowski
Timothy Darnowski Associate Regulatory Administration Department PNC Global Investment Servicing (U.S.) Inc. 99 High Street, 27th Floor Boston, MA 02110

cc:	S. Yadegari, CRM Mutual Fund Trust
D. James, PNC Global Investment Servicing (U.S.) Inc.